FINANCIAL INSTRUMENTS AND RISK (Schedule of Financial Instruments Denominated in Foreign Currencies) (Details)) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 1,059,386	$ 122,759	$ 56,629	$ 346,103
Lease liability	(2,332,405)	(1,685,678)	$ (2,703,129)
Loans payable	(4,208,925)	(3,440,732)
Loans from related parties	(1,560,394)	$ (3,870,748)
Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	985,125
Amounts receivable	7,461,725
Accounts payable and accrued liabilities	(8,370,319)
Customer deposits	(5,301,501)
Interest payable	(465,313)
Lease liability	(2,332,405)
Loans payable	(12,898,735)
Net	(20,921,396)
Currency risk [Member] | Argentinian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	95,002
Amounts receivable	433,233
Accounts payable and accrued liabilities	(159,733)
Customer deposits	0
Interest payable	0
Lease liability	0
Loans payable	0
Net	(368,502)
Currency risk [Member] | Colombian Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	750,276
Amounts receivable	6,608,587
Accounts payable and accrued liabilities	(7,145,543)
Customer deposits	(4,382,299)
Interest payable	(465,313)
Lease liability	(2,244,504)
Loans payable	(12,777,514)
Net	(19,656,310)
Currency risk [Member] | Mexican Pesos [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	8,891
Amounts receivable	419,240
Accounts payable and accrued liabilities	(584,213)
Customer deposits	(917,284)
Interest payable	0
Lease liability	(87,901)
Loans payable	(121,221)
Net	(1,282,488)
Currency risk [Member] | United States Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	130,955
Amounts receivable	692
Accounts payable and accrued liabilities	(480,830)
Customer deposits	(1,917)
Interest payable	0
Lease liability	0
Loans payable	0
Net	$ (351,100)